Other Current Assets and Other Current Financial Assets	12 Months Ended
Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Other Current Assets and Other Current Financial Assets	Other Current Assets and Other Current Financial Assets
8.1 Other Current Assets:

	2023	2022
Prepaid expenses	Ps. 902	Ps. 1,695
Agreements with customers, net of accumulated amortization	126	208
Others	29	3
	Ps. 1,057	Ps. 1,906

Prepaid expenses as of December 31, 2023 and 2022 are as follows:

	2023	2022
Advances to suppliers	Ps. 789	Ps. 1,478
Advertising and promotional expenses paid in advance	96	117
Prepaid insurance	17	100
	Ps. 902	Ps. 1,695
Advertising and promotional expenses recorded in the consolidated income statements for the years ended December 31, 2023, 2022 and 2021, were Ps. 4,691 Ps. 3,983 and Ps. 5,413 respectively.
8.2 Other Current Financial Assets:

	2023	2022
Restricted cash (1)	Ps. 304	Ps. 243
Derivative financial instruments (See Note 20)	263	2,668
	Ps. 567	Ps. 2,911
(1) Restricted cash in Brazil is held in U.S. dollars and relates to short term deposits in order to fulfill the collateral requirements for accounts payable.